Annual Fund Operating Expenses - ATAC Credit Rotation ETF [Member]	Dec. 22, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.25%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[1]
Acquired Fund Fees and Expenses	0.26%	[1],[2]
Expenses (as a percentage of Assets)	1.51%	[1]
Fee Waiver or Reimbursement	(0.27%)	[1]
Net Expenses (as a percentage of Assets)	1.24%	[1],[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2026

[1]	The Fund’s investment adviser, Tidal Investments LLC (“Tidal” or the “Adviser”), a Tidal Financial Group company, will pay, or require a sub-adviser to pay, all expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses (“AFFE”), accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, (the “1940 Act”), and litigation expenses and other non-routine or extraordinary expenses (collectively, the “Excluded Expenses”).
[2]	AFFE are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not correlate to the expense ratios in the Fund’s Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund and exclude AFFE.
[3]	The Adviser has agreed to reduce its unitary management fee (which includes all expenses incurred by the Fund except for Excluded Expenses) to 0.98% of the Fund’s average daily net assets through at least December 31, 2026. Total Annual Fund Operating Expenses After Fee Waiver are greater than 0.98% when Excluded Expenses are incurred. This agreement may be terminated only by, or with the consent of, the Board of Trustees (the “Board”) of Tidal Trust I (formerly, Tidal ETF Trust) (the “Trust”), on behalf of the Fund, upon sixty (60) days’ written notice to the Adviser. This Agreement may not be terminated by the Adviser without the consent of the Board.